Inventory	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory

NOTE 3 – INVENTORY

Inventory consists of the following as of December 31:

	2013	2012
Processed materials	$986,674	$986,674
Total inventories	$986,674	$986,674

At December 31, 2013 and 2012, $924,452, in inventory was stored at one of the Company’s suppliers, which was located in Germany.